Consolidated Statements of Cash Flows (Parenthetical) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Cash received equity method investments		€ 225.4	€ 218.0	[1]	€ 178.7
Loans issued and other investments	[2]	526.2	561.5		240.0
Related party
Loans issued and other investments		€ 528.4	548.0		240.0
Carl Zeiss SMT Holding GmbH & Co. KG | Carl Zeiss SMT Holding GmbH & Co. KG
Ownership percentage (in percentage)		24.90%
Funding provided for tooling equity method investment
Additions related to non-cash transfers		€ 0.0	€ 45.1		€ 33.8

[1]	Depreciation and amortization include depreciation of property, plant and equipment, amortization of intangible assets, amortization of underwriting commissions, and discount related to the bonds and credit facility.

[2]	Loans issued and other investments includes a cash outflow of €528.4 million (2023: €548.0 million, 2022: €240.0 million) to related parties, which is partly offset with other repayments.